Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 132,934	$ 820,393	$ 806,296
Adjustments to reconcile net income to net cash from (used in) operating activities:
Depreciation	43,281	12,614	7,344
Amortization of operating lease right-of-use assets and interest of lease liabilities	551,705	615,210	794,467
Gain from lease modification		(3,184)
Deferred income taxes	55,219	(15,583)	157,300
(Reversal)/ provision of expected credit loss	(456,019)	109,819	77,946
Change in operating assets and liabilities:
Accounts receivable	1,442,370	(84,414)	(1,034,289)
Contract assets	3,036	(17,479)	9,061
Prepayments, other current assets and other non-current assets	(430,345)	34,077	(31,944)
Accounts payable	(138,425)	68,947	230,916
Contract liabilities	799	(98,095)	(145,438)
Income tax payable		154,456
Accrued expenses and other current liabilities	(306,439)	(108,113)	(397,598)
Post-employment benefit obligations	8,081	(15,159)	(358)
Operating lease liabilities	(533,724)	(669,579)	(804,406)
Net cash from (used in) operating activities	372,473	803,910	(330,703)
Cash flows from investing activities:
Purchase of property and equipment	(551,544)		(37,741)
Net cash (used in) investing activities	(551,544)		(37,741)
Cash flows from financing activities:
Payments of offering costs for IPO.	(1,349,899)	(694,095)
Proceeds from issuance of shares pursuant to IPO	5,000,000
Cash paid for reorganization.		(8,024)
Financings from a related party	(12,526)	1,675	339
Net cash provided by (used in) financing activities	3,637,575	(700,444)	339
Foreign currency translation adjustment	6,111	32,431	5,036
Net change in cash and cash equivalents	3,464,615	135,897	(363,069)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	320,161	184,264	547,333
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 3,784,776	$ 320,161	$ 184,264